Segment Information - Analysis of the Company Revenue from Major Products and Services (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		$ 3,000,000
Out-licensing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		$ 3,000,000